Accounting estimates and judgments	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting estimates [abstract]
Disclosure of changes in accounting estimates [text block]
3. Accounting estimates and judgments
The preparation of financial statements requires the use of accounting estimates which, by definition, will seldom equal the actual results. Management also needs to exercise judgment in applying the group’s accounting policies.
This note provides an overview of the areas that involve a higher degree of judgment or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions turning out to be wrong. Detailed information about each of these estimates and judgments is included in other notes together with information about the basis of calculation for each affected line item in the financial statements.
3.1. Provisions
Where applicable, the Group recognizes a provision for contingent claims related to civil matters and potential labor matters. Such provisions include an assessment of the probability that a past event has given rise to a present obligation, as well as an analysis of labor lawsuits and claims, including available evidence and jurisprudence, the hierarchy of laws and recent court decisions. The Group applies its professional judgment while considering the opinion of its legal advisors.
Provisions are reviewed and adjusted to consider changes in circumstances such as the applicable limitation period, inspection findings and additional exposures identified based on new issues or court decisions.
3.2. Share-based payment transactions
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. The estimate also requires determination of the most appropriate inputs to the valuation model, including the expected life of share option or appreciation right.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of certain conditions could change in the near term due to one or more future confirming events. Situations or sets of circumstances existing at the date of these consolidated financial statements, which management considered in formulating its estimates, may be subject to revisions based on new information or evolving conditions. For more information, see Note 29. Share-based payment.